LOANS RECEIVABLE (Loans Portfolio Segment) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Past Due	$ 3,189	$ 1,600
Financing Receivable, Recorded Investment, Current	45,224	324,395
Financing Receivable, Net	62,510	325,995
Consumer Portfolio Segment [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Past Due	3,189	1,600
Financing Receivable, Recorded Investment, Current	45,224	324,395
Financing Receivable, Net	62,510	325,995
Financing Receivables, 90 to 179 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Past Due	593	320
Financing Receivables, 90 to 179 Days Past Due [Member] | Consumer Portfolio Segment [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Past Due	593	320
Financing Receivables, 180 to 365 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Past Due	1,390	356
Financing Receivables, 180 to 365 Days Past Due [Member] | Consumer Portfolio Segment [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Past Due	1,390	356
Financing Receivables Equal To Over 1year Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Past Due	1,206	924
Financing Receivables Equal To Over 1year Past Due [Member] | Consumer Portfolio Segment [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Past Due	$ 1,206	$ 924